T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.4%
Car Loan 6.7%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 430
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 405
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  100 98
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 110
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 180
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 109
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 219
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 411
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 475 470
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 390 392
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 263
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 477
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 414
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 330
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 138
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 180
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 135 134
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 14 14
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  155 147
Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  340 331
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 135
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 215
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  143 143
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 101
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 405 396
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  460 463
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 169
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 184 181
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.407%,
7/25/25 (1) 220 220
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class B, FRN
1M USD LIBOR + 1.35%, 1.807%,
7/25/25 (1) 230 230
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  197 196
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 215 211
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 112
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  248 247
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  185 183
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 241
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  415 406

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 525 527
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 435 433
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 413
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 174
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 147
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 460
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 289
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 151
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 138
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 157
11,990
Home Equity 0.2%
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 363
363
Other Asset-Backed Securities 4.3%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 520 516
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.054%,
1/20/28 (1) 428 425
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 136 130
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 130 128
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%,
7/15/33 (1) 290 288
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  275 275
Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%,
7/17/34 (1) 250 246
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 229 228
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 74 74
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 317 308
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 62 61
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 21 21
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%,
1/15/32 (1) 250 249
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 185 185
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.238%,
7/27/31 (1) 285 282
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 485 483
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.311%,
7/15/33 (1) 280 277
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.458%,
1/25/32 (1) 500 498
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 151 148
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 18 17
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 29 29
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 1.641%,
10/18/30 (1) 255 252
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%,
1/20/32 (1) 400 396

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%,
4/16/33 (1) 250 248
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 1.791%,
7/15/30 (1) 315 312
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 151 148
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.586%,
11/15/31 (1) 480 476
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 97 96
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 1.579%,
10/25/29 (1) 350 346
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 1.261%,
1/15/34 (1) 450 446
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%,
4/20/33 (1) 250 248
7,836
Student Loan 1.2%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 117 115
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 92 91
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 60 59
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 164 160
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 76 74
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 162 153
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 102 96
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 440 425
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 1.114%, 3/22/32  393 379
Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 1.197%,
3/26/68 (1) 190 188
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 380 357
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 143 136
2,233
Total Asset-Backed Securities
(Cost $22,828) 22,422
CORPORATE BONDS 49.6%
FINANCIAL INSTITUTIONS 19.3%
Banking 12.5%
AIB Group, 4.75%, 10/12/23 (1) 200 204
American Express, 2.25%, 3/4/25  445 437
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 388
Banco Santander, 3.496%, 3/24/25  200 199
Banco Santander, VR, 0.701%, 6/30/24 (2) 400 388
Bank of America, VR, 0.81%, 10/24/24 (2) 135 130
Bank of America, VR, 0.976%, 4/22/25 (2) 255 244
Bank of America, VR, 1.734%, 7/22/27 (2) 190 176
Bank of America, VR, 1.843%, 2/4/25 (2) 215 210
Bank of America, VR, 3.384%, 4/2/26 (2) 265 265
Bank of Ireland Group, 4.50%, 11/25/23 (1) 670 682
Bank of Nova Scotia, 1.45%, 1/10/25  425 408
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 224
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 262
Banque Federative du Credit Mutuel,
2.125%, 11/21/22 (1) 320 320
Barclays, VR, 1.007%, 12/10/24 (2) 245 235
Barclays, VR, 4.338%, 5/16/24 (2) 200 203
BDO Unibank, 2.95%, 3/6/23  1,200 1,196
BNP Paribas, VR, 2.591%, 1/20/28 (1)(2) 290 272
BPCE, 5.70%, 10/22/23 (1) 810 837
BPCE, FRN, 3M USD LIBOR + 1.22%,
1.70%, 5/22/22 (1) 400 400
Capital One Financial, 3.20%, 1/30/23  195 197
Capital One Financial, 3.50%, 6/15/23  140 142
Capital One Financial, 3.90%, 1/29/24  145 147
Capital One Financial, VR, 2.636%,
3/3/26 (2) 265 259
Citigroup, VR, 0.981%, 5/1/25 (2) 200 191
Citigroup, VR, 3.106%, 4/8/26 (2) 240 238
Credicorp, 2.75%, 6/17/25 (1) 200 193
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 1.279%, 4/24/23 (1) 470 472
Credit Suisse, 1.00%, 5/5/23  635 625
Credit Suisse Group, VR, 2.997%,
12/14/23 (1)(2) 250 250
Danske Bank, 1.226%, 6/22/24 (1) 200 190

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Danske Bank, 5.375%, 1/12/24 (1) 350 361
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 200 200
Discover Bank, 4.20%, 8/8/23  250 254
Goldman Sachs Group, 3.50%, 4/1/25  250 252
Goldman Sachs Group, VR, 0.673%,
3/8/24 (2) 280 274
Goldman Sachs Group, VR, 0.925%,
10/21/24 (2) 135 131
Goldman Sachs Group, VR, 1.757%,
1/24/25 (2) 265 258
HSBC Holdings, 4.25%, 3/14/24  200 203
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 200 193
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 356
JPMorgan Chase, FRN, SOFRRATE +
0.885%, 1.024%, 4/22/27  75 74
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 225 214
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 460 443
Lloyds Banking Group, VR, 1.326%,
6/15/23 (2) 200 199
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 379
Mizuho Financial Group Cayman 2, 4.20%,
7/18/22  390 392
Morgan Stanley, 4.875%, 11/1/22  110 112
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 125 123
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 295 292
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 235 230
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 195 185
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 250 243
Nationwide Building Society, VR, 3.622%,
4/26/23 (1)(2) 200 200
NatWest Group, 3.875%, 9/12/23  380 383
NatWest Markets, 2.375%, 5/21/23 (1) 465 462
NatWest Markets, 3.479%, 3/22/25 (1) 275 273
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 190 177
Standard Chartered, 3.95%, 1/11/23 (1) 400 403
Standard Chartered, VR, 1.319%,
10/14/23 (1)(2) 200 198
Standard Chartered, VR, 1.822%,
11/23/25 (1)(2) 200 190
Standard Chartered, VR, 3.971%,
3/30/26 (1)(2) 200 199
Svenska Handelsbanken, VR, 1.418%,
6/11/27 (1)(2) 250 230
Swedbank, 1.30%, 6/2/23 (1) 365 360
Synchrony Financial, 2.85%, 7/25/22  897 899
Synchrony Financial, 4.25%, 8/15/24  485 492
Toronto-Dominion Bank, 0.70%, 9/10/24  350 332
Truist Financial, FRN, SOFRRATE + 0.40%,
0.663%, 6/9/25  165 164
UBS, 0.70%, 8/9/24 (1) 205 194
UBS Group, FRN, 3M USD LIBOR + 1.22%,
1.70%, 5/23/23 (1) 340 340
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 182
UniCredit, 3.75%, 4/12/22 (1) 400 400
Wells Fargo, VR, 1.654%, 6/2/24 (2) 215 212
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 198
Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 3.526%, 3/24/28 (2) 170 169
22,609
Brokerage Asset Managers
Exchanges 0.5%
Charles Schwab, 2.45%, 3/3/27  495 480
Intercontinental Exchange, 4.00%, 10/15/23  180 183
LSEGA Financing, 0.65%, 4/6/24 (1) 320 305
968
Finance Companies 1.8%
AerCap Ireland Capital, 1.65%, 10/29/24  330 312
AerCap Ireland Capital, 4.125%, 7/3/23  205 205
AerCap Ireland Capital, 4.50%, 9/15/23  400 403
AerCap Ireland Capital, 4.875%, 1/16/24  300 303
Air Lease, 2.25%, 1/15/23  205 205
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 239
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 75
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 331
GATX, 3.90%, 3/30/23  200 203
GATX, 4.35%, 2/15/24  270 276
Park Aerospace Holdings, 4.50%,
3/15/23 (1) 35 35
Park Aerospace Holdings, 5.25%,
8/15/22 (1) 215 216
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 234
SMBC Aviation Capital Finance, 4.125%,
7/15/23 (1) 200 201
3,238
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 391
391
Insurance 3.2%
Aetna, 2.80%, 6/15/23  115 115
American International Group, 2.50%,
6/30/25  330 323
Athene Global Funding, 1.716%, 1/7/25 (1) 435 414
Athene Global Funding, 2.514%, 3/8/24 (1) 535 527
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1) 545 531
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 192
CNO Global Funding, 1.65%, 1/6/25 (1) 240 229
CNO Global Funding, 1.75%, 10/7/26 (1) 205 189
Corebridge Financial, 3.50%, 4/4/25 (1) 205 205
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 242
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 341
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 313
Humana, 0.65%, 8/3/23  135 132
Humana, 1.35%, 2/3/27  90 82
Humana, 2.90%, 12/15/22  45 45
Humana, 3.15%, 12/1/22  85 86
Humana, 3.85%, 10/1/24  180 183
Humana, 4.50%, 4/1/25  145 150
Jackson Financial, 1.125%, 11/22/23 (1) 270 261

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 278
Lincoln National, 4.00%, 9/1/23  75 76
Marsh & McLennan, 3.875%, 3/15/24  205 209
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 159
Trinity Acquisition, 4.625%, 8/15/23  343 350
Willis North America, 3.60%, 5/15/24  90 90
5,722
Real Estate Investment Trusts 1.1%
American Campus Communities Operating
Partnership, 3.75%, 4/15/23  360 362
Essex Portfolio, 3.25%, 5/1/23  470 471
Highwoods Realty, 3.625%, 1/15/23  314 316
Kimco Realty, 2.70%, 3/1/24  465 461
Public Storage, FRN, SOFRRATE + 0.47%,
0.611%, 4/23/24  115 115
Simon Property Group, 3.375%, 10/1/24  235 237
1,962
Total Financial Institutions 34,890
INDUSTRIAL 27.2%
Basic Industry 1.2%
ArcelorMittal, 3.60%, 7/16/24  100 101
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 206
Cytec Industries, 3.50%, 4/1/23  235 236
Ecolab, 1.65%, 2/1/27  100 94
LYB International Finance III, 1.25%,
10/1/25  177 163
Nucor, 2.00%, 6/1/25  80 77
POSCO, 2.375%, 11/12/22 (1) 1,175 1,174
Westlake, 0.875%, 8/15/24  45 43
2,094
Capital Goods 0.5%
Amphenol, 2.05%, 3/1/25  220 213
Boral Finance, 3.00%, 11/1/22 (1) 40 40
Carrier Global, 2.242%, 2/15/25  64 62
Martin Marietta Materials, 0.65%, 7/15/23  195 189
Republic Services, 2.50%, 8/15/24  200 198
Roper Technologies, 2.35%, 9/15/24  90 89
Roper Technologies, 3.65%, 9/15/23  75 76
867
Communications 4.7%
American Tower, 2.40%, 3/15/25  170 166
Charter Communications Operating,
4.464%, 7/23/22  880 883
Charter Communications Operating,
4.908%, 7/23/25  720 747
Cox Communications, 2.95%, 6/30/23 (1) 615 618
Cox Communications, 3.15%, 8/15/24 (1) 385 386
Crown Castle International, 1.05%, 7/15/26  255 230
Crown Castle International, 2.90%, 3/15/27  220 213
Crown Castle International, 3.15%, 7/15/23  345 347
Magallanes, 3.755%, 3/15/27 (1) 700 699
NTT Finance, 0.373%, 3/3/23 (1) 275 271
NTT Finance, 0.583%, 3/1/24 (1) 200 192
Rogers Communications, 3.20%,
3/15/27 (1) 310 305
Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 108
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 80
SBA Tower Trust, 2.836%, 1/15/25 (1) 255 251
SBA Tower Trust, 3.448%, 3/15/23 (1) 250 250
SES, 3.60%, 4/4/23 (1) 455 458
Sky, 3.75%, 9/16/24 (1) 975 991
T-Mobile USA, 2.25%, 2/15/26  195 183
T-Mobile USA, 3.50%, 4/15/25  175 176
Verizon Communications, 1.45%, 3/20/26  270 253
Verizon Communications, 2.625%, 8/15/26  395 387
Walt Disney, 1.75%, 1/13/26  185 177
8,371
Consumer Cyclical 4.9%
7-Eleven, 0.625%, 2/10/23 (1) 85 84
7-Eleven, 0.80%, 2/10/24 (1) 135 130
Aptiv, 2.396%, 2/18/25  205 200
AutoZone, 3.625%, 4/15/25  120 121
Daimler Finance North America, 1.75%,
3/10/23 (1) 435 433
Daimler Trucks Finance North America,
1.625%, 12/13/24 (1) 260 248
Expedia Group, 3.60%, 12/15/23  305 307
General Motors, 4.875%, 10/2/23  180 185
General Motors, 5.40%, 10/2/23  450 466
General Motors Financial, 2.90%, 2/26/25  485 474
Genuine Parts, 1.75%, 2/1/25  105 100
Harley-Davidson Financial Services, 2.55%,
6/9/22 (1) 95 95
Hyatt Hotels, 1.30%, 10/1/23  140 136
Hyundai Capital America, 0.80%, 1/8/24 (1) 160 153
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 75
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 103
Hyundai Capital America, 2.375%,
2/10/23 (1) 470 469
Hyundai Capital America, 2.85%,
11/1/22 (1) 131 132
Hyundai Capital America, 3.00%,
6/20/22 (1) 270 271
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 192
Lowe's, 3.35%, 4/1/27  80 81
Marriott International, 2.125%, 10/3/22  170 170
Marriott International, 3.125%, 2/15/23  80 80
Marriott International, 3.60%, 4/15/24  425 429
Nissan Motor, 3.043%, 9/15/23 (1) 465 463
Nissan Motor Acceptance, 2.60%,
9/28/22 (1) 415 414
Nissan Motor Acceptance, 2.65%,
7/13/22 (1) 130 130
Nordstrom, 2.30%, 4/8/24  35 34
O'Reilly Automotive, 3.80%, 9/1/22  115 115
QVC, 4.375%, 3/15/23  870 874
Ross Stores, 0.875%, 4/15/26  155 142
Ross Stores, 4.60%, 4/15/25  550 569
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 182
Volkswagen Group of America Finance,
2.70%, 9/26/22 (1) 415 417

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance,
2.90%, 5/13/22 (1) 215 215
Volkswagen Group of America Finance,
3.125%, 5/12/23 (1) 200 201
8,890
Consumer Non-Cyclical 6.5%
AbbVie, 2.60%, 11/21/24  715 708
AbbVie, 2.95%, 11/21/26  510 504
AbbVie, 3.20%, 11/6/22  45 45
AbbVie, 3.20%, 5/14/26  45 45
AbbVie, 3.25%, 10/1/22  240 241
AmerisourceBergen, 0.737%, 3/15/23  440 432
Anheuser-Busch, 3.65%, 2/1/26  120 123
Astrazeneca Finance, 1.20%, 5/28/26  320 298
BAT International Finance, 1.668%, 3/25/26  225 207
BAT International Finance, 4.448%, 3/16/28  460 462
Baxalta, 3.60%, 6/23/22  190 190
Baxter International, 0.868%, 12/1/23 (1) 350 340
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 250 253
Becton Dickinson & Company, 3.363%,
6/6/24  206 208
Becton Dickinson & Company, 3.734%,
12/15/24  43 44
Brunswick, 0.85%, 8/18/24  290 274
Bunge Finance, 3.00%, 9/25/22  955 960
Cardinal Health, 3.079%, 6/15/24  180 180
Cardinal Health, 3.20%, 3/15/23  185 186
Cardinal Health, 3.50%, 11/15/24  215 217
Cigna, 3.00%, 7/15/23  180 182
Cigna, 3.75%, 7/15/23  104 106
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 480 458
CommonSpirit Health, 1.547%, 10/1/25  170 159
CVS Health, 2.875%, 6/1/26  115 114
CVS Health, 3.00%, 8/15/26  105 104
Hasbro, 3.00%, 11/19/24  480 477
HCA, 3.125%, 3/15/27 (1) 260 254
Imperial Brands Finance, 3.125%,
7/26/24 (1) 480 476
Imperial Brands Finance, 3.50%,
2/11/23 (1) 800 803
Imperial Brands Finance, 3.75%,
7/21/22 (1) 860 862
JDE Peet's, 0.80%, 9/24/24 (1) 150 141
Mondelez International, 2.625%, 3/17/27  190 185
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 47
PerkinElmer, 0.55%, 9/15/23  165 160
PerkinElmer, 0.85%, 9/15/24  315 299
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 678
Royalty Pharma, 0.75%, 9/2/23  215 209
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  168 168
11,799
Energy 4.2%
Aker BP, 3.00%, 1/15/25 (1) 360 355
Baker Hughes Holdings, 1.231%, 12/15/23  95 93
Canadian Natural Resources, 2.05%,
7/15/25  335 321
Par/Shares $ Value
(Amounts in 000s)
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  325 344
Cheniere Corpus Christi Holdings, 7.00%,
6/30/24  465 495
Devon Energy, 8.25%, 8/1/23  130 138
Enbridge, 2.15%, 2/16/24  315 311
Enbridge, 2.50%, 1/15/25  265 260
Enbridge, 2.50%, 2/14/25  150 146
Energy Transfer, 2.90%, 5/15/25  65 64
Energy Transfer, 3.45%, 1/15/23  30 30
Energy Transfer, 4.25%, 3/15/23  440 445
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 5.875%, 1/15/24  610 633
Energy Transfer, Series 5Y, 4.20%, 9/15/23  85 86
Eni, Series X-R, 4.00%, 9/12/23 (1) 470 477
EOG Resources, 2.625%, 3/15/23  74 74
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 50 49
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 101
Kinder Morgan Energy Partners, 3.95%,
9/1/22  30 30
Pioneer Natural Resources, 0.55%, 5/15/23  140 137
Plains All American Pipeline, 2.85%,
1/31/23  305 306
Sabine Pass Liquefaction, 5.625%, 4/15/23  630 644
Sabine Pass Liquefaction, 5.625%, 3/1/25  120 127
Sabine Pass Liquefaction, 5.75%, 5/15/24  100 104
Schlumberger Finance Canada, 1.40%,
9/17/25  80 76
Schlumberger Holdings, 3.75%, 5/1/24 (1) 340 346
Schlumberger Holdings, 4.00%,
12/21/25 (1) 95 97
Suncor Energy, 2.80%, 5/15/23  155 155
Western Midstream Operating, 4.00%,
7/1/22  465 465
Williams, 3.35%, 8/15/22  55 55
Williams, 3.70%, 1/15/23  570 575
Williams, 4.30%, 3/4/24  75 76
7,630
Industrial Other 0.5%
CK Hutchison International II, 2.75%,
3/29/23  950 953
953
Technology 3.3%
Analog Devices, FRN, SOFRRATE + 0.25%,
0.54%, 10/1/24  70 70
Avnet, 4.875%, 12/1/22  75 76
CDW, 5.50%, 12/1/24  75 78
Fidelity National Information Services,
0.375%, 3/1/23  275 270
Fidelity National Information Services,
0.60%, 3/1/24  130 124
Fiserv, 3.80%, 10/1/23  580 589
Fortinet, 1.00%, 3/15/26  160 146
Marvell Technology, 4.20%, 6/22/23  255 259
Microchip Technology, 0.972%, 2/15/24  300 288
Microchip Technology, 0.983%, 9/1/24 (1) 220 208
Microchip Technology, 2.67%, 9/1/23  250 249
NXP, 2.70%, 5/1/25 (1) 90 87
NXP, 3.875%, 6/18/26 (1) 110 110

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
NXP, 4.625%, 6/1/23 (1) 1,160 1,178
NXP, 4.875%, 3/1/24 (1) 185 190
Oracle, 2.40%, 9/15/23  305 304
Panasonic, 2.536%, 7/19/22 (1) 275 275
Qorvo, 1.75%, 12/15/24 (1) 125 119
RELX Capital, 3.50%, 3/16/23  160 161
S&P Global, 2.45%, 3/1/27 (1) 510 496
Skyworks Solutions, 0.90%, 6/1/23  70 69
VMware, 0.60%, 8/15/23  165 160
Western Union, 2.85%, 1/10/25  295 291
Workday, 3.50%, 4/1/27  120 120
5,917
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  359 336
Canadian Pacific Railway, 1.35%, 12/2/24  315 303
Canadian Pacific Railway, 1.75%, 12/2/26  135 126
HPHT Finance, 2.875%, 11/5/24  400 396
Kansas City Southern, 3.00%, 5/15/23  255 256
Penske Truck Leasing, 2.70%, 3/14/23 (1) 321 322
Penske Truck Leasing, 4.25%, 1/17/23 (1) 70 71
Sydney Airport Finance, 3.90%, 3/22/23 (1) 250 253
Triton Container International, 0.80%,
8/1/23 (1) 325 316
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  217 193
2,572
Total Industrial 49,093
UTILITY 3.1%
Electric 2.7%
AES, 3.30%, 7/15/25 (1) 190 186
Alexander Funding Trust, 1.841%,
11/15/23 (1) 225 218
Edison International, 2.95%, 3/15/23  110 110
Edison International, 3.125%, 11/15/22  170 170
Enel Finance International, 1.375%,
7/12/26 (1) 265 243
Enel Finance International, 2.65%,
9/10/24 (1) 405 399
FirstEnergy, Series A, 3.35%, 7/15/22  235 235
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 290
NRG Energy, 3.75%, 6/15/24 (1) 155 155
Pacific Gas & Electric, 1.75%, 6/16/22  1,500 1,499
Pacific Gas & Electric, 3.50%, 6/15/25  220 215
Pacific Gas & Electric, FRN, SOFRRATE +
1.15%, 1.347%, 11/14/22  45 45
Vistra Operations, 3.55%, 7/15/24 (1) 1,065 1,054
4,819
Natural Gas 0.4%
APT Pipelines, 4.20%, 3/23/25 (1) 400 405
Sempra Energy, 3.30%, 4/1/25  175 175
Southern California Gas, 2.95%, 4/15/27  185 182
762
Total Utility 5,581
Total Corporate Bonds
(Cost $91,580) 89,564
Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Owned No Guarantee 0.9%
DAE Funding, 1.55%, 8/1/24 (1) 200 189
NBN, 1.45%, 5/5/26 (1) 405 375
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 1,155 1,156
Total Foreign Government Obligations &
Municipalities
(Cost $1,759) 1,720
MUNICIPAL SECURITIES 0.4%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 195
195
Illinois 0.2%
Illinois, Series A, GO, 2.25%, 10/1/22  415 416
416
New York 0.1%
Long Island Power Auth., Series C, 0.764%,
3/1/23  85 84
84
Total Municipal Securities
(Cost $700) 695
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 17.6%
Collateralized Mortgage
Obligations 10.3%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 37 37
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 39 38
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 57 56
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 82 80
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 170 165
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 49 47
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 141 135
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 115 109
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 129 122

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 120 113
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 400 394
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 318 306
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 225 215
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 167 160
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 335 319
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 106 101
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 196 191
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 88 86
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 108 103
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 109 108
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 69 66
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 132 121
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 106 98
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 155 147
COLT Mortgage Loan Trust
Series 2022-3, Class A1, CMO, ARM
3.901%, 2/1/67 (1) 270 270
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.807%, 9/25/29  25 25
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.657%, 1/25/30  245 240
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 1.099%, 12/25/41 (1) 359 356
Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.299%, 1/25/42 (1) 437 433
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 2.199%, 3/25/42 (1) 265 265
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 44 42
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 74 69
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 74 69
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 1.649%, 4/25/34 (1) 150 149
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 125 123
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 30 30
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 46 45
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 46 45
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 263 246
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 77 72
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 111 102
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.307%,
3/25/50 (1) 167 167
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 226 216
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.651%, 12/25/46 (1) 92 91
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.844%, 5/25/47 (1) 42 42
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 64 63
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 29 29
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 44 44

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 223
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 17 17
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 363
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.633%, 7/25/44 (1) 5 5
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 243 233
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52 (1) 143 137
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 85 81
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 310 297
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 480 461
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 214 205
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 135 125
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 132 131
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 189 181
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 91 88
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 73 69
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 149 143
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 432 414
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 137 133
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 427 400
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 113 106
Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.657%,
6/25/59 (1) 47 46
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.407%,
2/25/60 (1) 49 49
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 132 130
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 35 34
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 76 76
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 232 223
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 171 166
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 115 108
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 226 217
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 335 320
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 250 239
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 37 37
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 15 16
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 21 21
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 57 56
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 145 142
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 10 10
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 236 231
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 159 156

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 338 324
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.95%, 1.407%,
12/25/30 (1) 272 271
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.90%, 1.357%,
9/25/48 (1) 383 382
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 1.207%,
10/25/48 (1) 58 58
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.707%,
2/25/47 (1) 168 167
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.999%, 12/25/50 (1) 7 7
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.749%, 1/25/51 (1) 6 6
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.899%, 8/25/33 (1) 82 81
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.749%, 1/25/34 (1) 110 108
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 1.599%, 10/25/41 (1) 140 133
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 1.899%, 11/25/41 (1) 90 86
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.799%, 8/25/33 (1) 26 26
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.949%, 9/25/41 (1) 170 166
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 1.049%, 12/25/41 (1) 475 463
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 1.099%, 1/25/42 (1) 195 192
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 2.15%, 3/25/42 (1) 285 285
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 82 77
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 74 71
Par/Shares $ Value
(Amounts in 000s)
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 462 443
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 309 308
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 302 301
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 371 369
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 46 44
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 55 53
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 73 71
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 52 50
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 98 94
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 118 108
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 411 388
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 42 41
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 106 104
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 337 327
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 270 258
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 155 153
18,654
Commercial Mortgage-Backed
Securities 7.0%
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 1.467%,
8/15/34 (1) 270 268
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 1.747%,
11/15/36 (1) 200 200

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 2.397%,
9/15/38 (1) 190 187
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 1.196%,
6/15/38 (1) 120 118
BDS
Series 2021-FL10, Class A, ARM
1M USD LIBOR + 1.35%, 1.818%,
12/16/36 (1) 185 184
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M SOFR + 2.34%, 2.642%, 2/15/39 (1) 105 104
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 1.547%,
9/15/38 (1) 200 196
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 1.55%, 2/15/37 (1) 380 377
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 2.297%,
8/15/38 (1) 175 170
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 1.317%,
10/15/36 (1) 113 112
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 1.797%,
6/15/38 (1) 145 141
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M SOFR + 0.99%, 1.291%, 1/17/39 (1) 190 188
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 2.043%,
10/15/36 (1) 145 142
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 205 204
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 150 148
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.697%,
11/15/37 (1) 256 252
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 212
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.705%, 8/10/47 (1) 250 235
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 283
Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 444
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 99
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.633%, 2/10/37 (1) 340 324
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 113 107
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 2.097%,
7/15/38 (1) 194 191
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 895 874
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 1.197%,
2/15/38 (1) 140 138
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.431%,
12/15/36 (1) 325 321
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 2.03%,
12/15/36 (1) 390 383
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 1.997%,
5/15/26 (1) 160 158
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 1.10%, 1.497%,
1/15/33 (1) 175 174
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.65%, 2.047%,
1/15/33 (1) 145 144
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.997%,
9/15/29 (1) 355 348
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 2.167%,
10/15/33 (1) 255 248
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.567%,
10/15/33 (1) 210 202
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 2.147%,
8/15/38 (1) 245 240

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.397%,
12/15/37 (1) 188 183
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.647%,
12/15/37 (1) 75 73
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 145
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 1.511%,
10/16/36 (1) 195 192
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 1.497%,
5/15/23 (1) 150 146
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 337
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 710 664
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%,
12/15/36 (1) 130 128
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.347%,
3/15/36 (1) 315 304
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.497%,
3/15/36 (1) 170 164
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 1.477%,
9/15/36 (1) 136 133
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 1.547%,
6/15/31 (1) 484 480
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.497%,
6/15/31 (1) 530 519
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  150 149
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  435 441
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 445
12,619
Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.3%
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, ARM
3.50%, 1/28/55 (1) 111 110
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 154 152
Towd Point Mortgage Trust
Series 2016-1, Class A3B, ARM
3.00%, 2/25/55 (1) 23 23
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 6 6
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 106 106
Towd Point Mortgage Trust
Series 2017-2, Class A1, ARM
2.75%, 4/25/57 (1) 66 66
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 101 101
564
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $32,975) 31,837
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency
Obligations 2.2%
Federal Home Loan Mortgage
3.50%, 3/1/46  107 109
5.00%, 12/1/23 - 7/1/25  11 11
5.50%, 4/1/23 - 10/1/38  6 6
6.00%, 8/1/22 - 9/1/35  78 86
7.00%, 3/1/39  70 76
7.50%, 6/1/38  72 79
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.875%, 6/1/38
- 7/1/38  23 23
12M USD LIBOR + 1.625%, 1.922%, 4/1/37  9 9
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  3 3
12M USD LIBOR + 1.733%, 2.006%,
10/1/36  6 6
12M USD LIBOR + 1.739%, 2.05%, 5/1/38  6 6
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  1 1
12M USD LIBOR + 1.775%, 2.025%, 5/1/37  3 3
12M USD LIBOR + 1.830%, 2.204%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  2 2
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  2 2
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  7 8
1Y CMT + 2.245%, 2.37%, 1/1/36  6 6
1Y CMT + 2.25%, 2.338%, 10/1/36  2 2
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  79 79
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  227 217

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
3.00%, 11/1/34  194 196
4.00%, 12/1/49  39 41
4.50%, 5/1/50  36 37
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  2 2
12M USD LIBOR + 1.568%, 1.818%, 7/1/35  1 1
12M USD LIBOR + 1.584%, 1.834%,
12/1/35  5 5
12M USD LIBOR + 1.601%, 1.899%, 7/1/36  6 6
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  3 3
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  6 6
12M USD LIBOR + 1.788%, 2.163%, 5/1/38  2 2
12M USD LIBOR + 1.83%, 2.098%, 4/1/38  18 19
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  8 9
12M USD LIBOR + 1.892%, 2.142%,
12/1/35  2 2
12M USD LIBOR + 1.922%, 2.191%, 5/1/38  6 6
12M USD LIBOR + 2.04%, 2.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  117 109
2.50%, 1/1/52  205 196
3.00%, 1/1/27  98 99
3.50%, 3/1/28 - 1/1/52  155 157
4.00%, 11/1/49 - 12/1/49  71 73
4.50%, 8/1/24 - 1/1/50  569 595
5.00%, 3/1/23 - 6/1/35  208 225
5.50%, 5/1/22 - 5/1/40  256 280
6.00%, 2/1/23 - 4/1/40  481 535
6.50%, 7/1/32 - 12/1/32  60 65
UMBS, TBA (3)
3.00%, 4/1/52  385 377
4.00%, 4/1/52  165 168
3,952
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
3.00%, 9/20/47  847 843
3.50%, 2/20/48  13 14
4.00%, 10/20/50  39 40
5.00%, 12/20/34 - 11/20/47  293 320
5.50%, 3/20/48 - 3/20/49  54 58
Government National Mortgage Assn., TBA,
3.50%, 4/20/52 (3) 1,067 1,073
2,348
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $6,357) 6,300
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 15.3%
Treasuries 15.3%
U.S. Treasury Notes, 0.125%, 5/15/23 (4) 125 123
U.S. Treasury Notes, 0.125%, 8/31/23  2,415 2,349
U.S. Treasury Notes, 0.125%, 10/15/23  2,375 2,302
U.S. Treasury Notes, 0.25%, 9/30/23  1,750 1,702
U.S. Treasury Notes, 0.375%, 10/31/23  11,300 10,986
U.S. Treasury Notes, 0.50%, 11/30/23  1,415 1,375
Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.75%, 12/31/23  2,875 2,800
U.S. Treasury Notes, 0.875%, 1/31/24  1,435 1,398
U.S. Treasury Notes, 1.50%, 2/29/24  1,380 1,360
U.S. Treasury Notes, 1.75%, 3/15/25  3,215 3,147
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $28,164) 27,542
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund,
0.29% (5)(6) 4,336 4,336
Total Short-Term Investments
(Cost $4,336) 4,336
Total Investments in Securities 102.1%
(Cost $188,699) $ 184,416
Other Assets Less Liabilities (2.1)% (3,860)
Net Assets 100.0% $ 180,556

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $82,240 and represents
45.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,618 and represents 0.9% of net assets.
(4) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 417 (8) (7) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,250 (25) (22) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 * 596 (12) (10) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,220 (24) (21) (3)
Total Bilateral Credit Default Swaps, Protection Bought (60) (9)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 * 500 3 2 1
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,750 14 (30) 44
Total Bilateral Credit Default Swaps, Protection Sold (28) 45
Total Bilateral Swaps (88) 36
*
Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 38 U.S. Treasury Notes five year contracts 6/22 (4,358) $ 79
Long, 109 U.S. Treasury Notes two year contracts 6/22 23,099 (293)
Long, 4 Ultra U.S. Treasury Notes ten year contracts 6/22 542 (18)
Net payments (receipts) of variation margin to date 246
Variation margin receivable (payable) on open futures contracts $ 14

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 4,392 ¤ ¤ $ 4,336 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $4,336.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Limited-Term Bond Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E303-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 180,080 $ — $ 180,080
Short-Term Investments 4,336 — — 4,336
Total Securities 4,336 180,080 — 184,416
Swaps — 17 — 17
Futures Contracts* 79 — — 79
Total $ 4,415 $ 180,097 $ — $ 184,512
Liabilities
Swaps $ — $ 69 $ — $ 69
Futures Contracts* 311 — — 311
Total $ 311 $ 69 $ — $ 380
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.